Bank and Other Borrowings (Details)							12 Months Ended
	Jun. 25, 2025 USD ($)	May 23, 2025 USD ($)	Feb. 27, 2025 USD ($)	Oct. 20, 2021 USD ($)	Dec. 24, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 25, 2025 HKD ($)	May 23, 2025 HKD ($)	Mar. 12, 2025 USD ($)	Mar. 12, 2025 HKD ($)	Feb. 27, 2025 HKD ($)	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 20, 2021 HKD ($)	Dec. 24, 2020 HKD ($)	Sep. 30, 2020 HKD ($)
Bank and Other Borrowings [Line Items]
Working capital							$ 575,961	$ 245,384
Interest expense on bank and other borrowings (in Dollars)							$ 12,255	$ 11,598	$ 14,629
OPS HK [Member] | Term Loan Dated September 30, 2020 [Member]
Bank and Other Borrowings [Line Items]
Loan term						3 years
Working capital						$ 439,591																			$ 3,442,000
Annual interest rate						2.50%																			2.50%
Effective interest rate						2.75%	3.00%	3.625%							3.00%		3.375%	3.125%	3.625%	3.50%	3.375%	3.125%			2.75%
OPS HK [Member] | Term Loan Dated December 24, 2020 [Member]
Bank and Other Borrowings [Line Items]
Loan term					5 years
Working capital					$ 198,978																			$ 1,558,000
Annual interest rate					2.50%																			2.50%
Effective interest rate					2.75%		3.00%	3.625%							3.00%	3.125%	3.375%		3.625%	3.50%	3.375%	3.125%		2.75%
OPS HK [Member] | Term Loan Dated October 20, 2021 [Member]
Bank and Other Borrowings [Line Items]
Loan term				5 years
Working capital				$ 127,714																			$ 1,000,000
Annual interest rate				2.50%																			2.50%
Effective interest rate				2.75%			3.00%	3.625%							3.00%	3.125%	3.375%		3.625%	3.50%	3.375%	3.125%	2.75%
OPS HK [Member] | Term Loan Dated March 12, 2025 [Member]
Bank and Other Borrowings [Line Items]
Loan term				6 months
Working capital												$ 127,389	$ 1,000,000
Annual interest rate												1.75%	1.75%
Effective interest rate							5.759%
OPS HK [Member] | Term Loan Dated May 23, 2025 [Member]
Bank and Other Borrowings [Line Items]
Loan term		6 months
Working capital		$ 127,389									$ 1,000,000
Annual interest rate		1.75%									1.75%
Effective interest rate							4.219%
OPS HK [Member] | Term Loan Dated June 25, 2025 [Member]
Bank and Other Borrowings [Line Items]
Loan term	6 months
Working capital	$ 127,389									$ 1,000,000
Annual interest rate	1.75%									1.75%
Effective interest rate							2.66%
SuperX Investments [Member] | Term Loan Dated February 27, 2025 [Member]
Bank and Other Borrowings [Line Items]
Loan term			2 years
Working capital			$ 113,758											$ 893,000
Annual interest rate			6.00%											6.00%
Effective interest rate							6.00%
Minimum [Member] | OPS HK [Member] | Term Loan Dated September 30, 2020 [Member]
Bank and Other Borrowings [Line Items]
Loan term						3 years
Maximum [Member] | OPS HK [Member] | Term Loan Dated September 30, 2020 [Member]
Bank and Other Borrowings [Line Items]
Loan term						5 years